Earnings Per Share - Additional Information (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings Per Share [Abstract]
Increase in basic earnings per share	4.60%
Basic	£ 1.232	£ 1.177	£ 2.640
Effective tax rate	25.10%	30.10%
Adjusted earnings per share - diluted	£ 1.493	£ 1.372	£ 2.967
Adjusted in dilutive earnings per share	8.80%